Note 33 - Dividend income (Tables)	6 Months Ended
Jun. 30, 2019
Dividend income Abstract
Table of Dividend Income
Dividend income (Millions of Euros)
	June 2019	June 2018
Dividends from:
Non-trading financial assets mandatorily at fair value through profit or loss	25	11
Financial assets at fair value through other comprehensive income	78	73
Total	103	83